Equity (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Share Capital
a.	Share capita l

Ordinary shares

	December 31
	2019	2020

Numbers of shares authorized (in thousands)	5,000,000	5,500,000

Numbers of shares reserved (in thousands)
Employee share options	400,000	400,000

Number of shares issued and fully paid (in thousands)	4,330,528	4,351,592

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Share capital authorized	$50,000,000	$55,000,000	$1,958,689

Share capital reserved
Employee share options	$4,000,000	$4,000,000	$142,450

Share capital issued and fully paid	$43,305,287	$43,515,920	$1,549,712

Summary of Capital Surplus
b.	Capital surplus

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$13,070,330	$13,548,426	$482,494
Merger by share exchange	117,693,658	117,693,658	4,191,369
(Continued)

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$3,254,489	$3,240,987	$115,420
	134,018,477	134,483,071	4,789,283

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	891,876	1,451	52
Treasury share transactions	364,708	510,449	18,178
Exercised employee share options	1,443,995	1,617,254	57,595
Expired share options (Note 28)	645,903	645,903	23,002
Share of changes in capital surplus of associates	16,266	41,239	1,469
Dividends that the claim period has elapsed and unclaimed by shareholders	1,942	3,550	126
	3,364,690	2,819,846	100,422

May not be used for any purpose

Employee share options	1,304,250	1,894,952	67,484
Others (3)	222,946	569,681	20,288
	1,527,196	2,464,633	87,772

	$138,910,363	$139,767,550	$4,977,477
(Concluded)

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effects of changes in ownership interests in subsidiaries resulting from equity transactions other than actual disposals or acquisitions, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

Disclosure of Detailed Information About Appropriation of Retained Earnings Explanatory

The appropriation of earnings for 2018 and 2019 resolved at the Company’s annual shareholders’ meetings in June 2019 and June 2020, respectively were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2018	For Year 2019	For Year 2018	For Year 2019
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$2,203,895	$1,697,489
Special reserve	3,548,844	3,944,915
Cash dividends	10,806,454	8,668,331	$2.5	$2.0

	$16,559,193	$14,310,735

Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI
2)	Unrealized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Balance at January 1	$(1,015,107)	$(203,098)	$(7,233)
Unrealized gain (loss) recognized during the year
Debt instruments	(2,052)	(2,136)	(76)
Equity instruments	(283,472)	(405,020)	(14,424)
Share from associates and joint venture accounted for using the equity method	1,501,689	2,655,570	94,572
Realized gain (loss) recognized during the year
Share from the disposal of associates and joint venture accounted for using the equity method	-	1,094	39
Equity instruments	-	16,383	583
Share from associates and joint venture accounted for using the equity method	(404,156)	(34,891)	(1,242)

Balance at December 31	$(203,098)	$2,027,902	$72,219

Schedule of detailed information about hedges of net investments of foreign operations
3)	Gain (loss) on hedging instruments - hedges of net investments of foreign operations

	For the year ended December 31, 2020
	NT$	US$ (Note 4)

Balance at January 1	$-	$-
Recognized during the period
Foreign currency risk – loans denominated in foreign currency	(429,265)	(15,287)

Balance at December 31	$(429,265)	$(15,287)

Summary of Shares Held By Subsidiaries

The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2019

ASE Test	44,100	$1,380,721		$3,669,140
J&R Holding	23,352	381,709		1,942,876
ASE Test, Inc.	5,489	196,677		456,717

	72,941	$1,959,107		$6,068,733

December 31, 2020

ASE Test	44,100	$1,380,721	$49,171	$3,585,349	$127,683
J&R Holding	23,352	381,709	13,594	1,898,508	67,611
ASE Test, Inc.	5,489	196,677	7,004	446,287	15,893

	72,941	$1,959,107	$69,769	$5,930,144	$211,187

Summary of Non-controlling Interests
f.	Non-controlling interests

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$13,195,312	$17,639,487	$13,374,912	$476,315
Share of profit for the year	1,203,588	1,207,974	1,681,320	59,876
Other comprehensive income (loss)
Exchange difference on translating foreign operations	(198,365)	(414,010)	178,480	6,356
Unrealized (loss) gain on equity instruments at FVTOCI	(23,928)	(10,773)	1,321	47
Loss from hedging	-	-	(145,559)	(5,184)
Remeasurement on defined benefit plans	(30,079)	(7,422)	(9,075)	(323)
Non-controlling interests arising from acquisition or disposal of subsidiaries (Note 29)	3,582,866	666,651	(5,658)	(202)
Subscribing for ordinary shares from subsidiaries’ cash capital increase	-	83,044	-	-
Acquisition of non-controlling interests in subsidiaries (Note 31)	(2,492,915)	(5,084,785)	(116,738)	(4,157)
Issuance of new ordinary shares by subsidiaries (Note 29)	-	-	1,711,453	60,949
Partial disposal of subsidiaries	1,693,064	-	-	-
Subsidiaries’ buy back of their own outstanding ordinary shares (Note 31)	(801,884)	(2,017,319)	(2,299,533)	(81,892)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	1,936,643	1,672,310	1,591,904	56,692
Cash dividends to non-controlling interests	(424,815)	(360,245)	(346,774)	(12,350)

Balance at December 31	$17,639,487	$13,374,912	$15,616,053	$556,127

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Summary of Other Reserves

1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(6,733,659)	$(5,888,574)	$(10,762,684)	$(383,286)
Recognized for the year
Exchange differences on translating foreign operations	426,186	(4,788,135)	(1,173,204)	(41,781)
(Continued)

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Share from associates and joint venture accounted for using the equity method	$136,608	$(85,975)	$101,038	$3,598
Reclassification adjustments
Disposal of associates and joint venture accounted for using the equity method	282,291	-	29,971	1,067
Disposal of foreign operations	-	-	162,940	5,803

Balance at December 31	$(5,888,574)	$(10,762,684)	$(11,641,939)	$(414,599)
(Concluded)